Dec. 01, 2017
City National Rochdale Emerging Markets Fund

CITY NATIONAL ROCHDALE FUNDS

City National Rochdale Emerging Markets Fund

Class N (RIMIX)

Class Y (CNRYX)

Supplement dated December 1, 2017, to the Summary Prospectus dated January 31, 2017

The Board of Trustees of City National Rochdale Funds (the “Trust”) has approved the reorganization of the City National Rochdale Emerging Markets Fund (the “Existing Fund”) into the Fiera Capital Emerging Markets Fund (the “New Fund”), a new series of Fiera Capital Series Trust. The reorganization was proposed by City National Rochdale, LLC (“CNR”), the investment adviser to the Existing Fund, in connection with the acquisition by Fiera Capital Inc. (“FCI”) of certain assets used by CNR in its investment advisory business solely related to the Existing Fund (the “Transaction”). The Transaction closed on December 1, 2017, and as part of the Transaction, the Existing Fund’s portfolio management team joined FCI. Effective upon the closing of the Transaction, the Board of Trustees of the Trust also approved the appointment of FCI as sub-adviser to the Existing Fund, and FCI now provides day-to-day investment advice and recommendations to the Existing Fund using the same portfolio management team that had previously been with CNR, subject to the supervision and oversight of CNR as the Fund’s investment adviser.

Proposed Reorganization

The Existing Fund and the New Fund have the same investment objective and substantially similar principal investment strategies and principal risks. FCI, which now serves as the sub-adviser to the Existing Fund, will serve as the investment adviser to the New Fund.

The reorganization of the Existing Fund is subject to approval by its shareholders. Management of the Trust intends to send shareholders of the Existing Fund a combined prospectus and proxy statement that will contain additional information about the reorganization, the New Fund and voting instructions during the first quarter of 2018.

If the proposed reorganization of the Existing Fund is approved by its shareholders, the Existing Fund will transfer all of its assets to the New Fund and the New Fund will assume all of the Existing Fund’s liabilities, and shareholders of the Existing Fund will receive shares of the New Fund having equivalent value to the shares of the Existing Fund they held on the date of the reorganization. Shareholders of Class N shares of the Existing Fund will receive Investor Class shares of the New Fund and shareholders of Class Y shares of the Existing Fund will receive Institutional Class shares of the New Fund. The Existing Fund will then be liquidated.

If approved by shareholders, the reorganization is expected to close late in the first quarter or early in the second quarter of 2018. The reorganization is expected to be tax-free for federal income tax purposes to the Existing Fund and its shareholders. Shareholders should consult their tax advisers concerning the potential tax consequences of the reorganization to them, including any applicable foreign, state or local income tax consequences.

New Sub-Adviser

Effective December 1, 2017, CNR delegates the day-to-day portfolio management of the Existing Fund to FCI. Accordingly, the Existing Fund’s Summary Prospectus is updated as follows to reflect the appointment of FCI as the Existing Fund’s sub-adviser:

•	References to the Adviser in the “Principal Investment Strategies” and the “Principal Risks of Investing in the Fund” sections now refer to FCI, as the Existing Fund’s sub-adviser.

•	The “INVESTMENT MANAGER” section on page 6 is replaced with the following:

INVESTMENT MANAGER

City National Rochdale, LLC

SUB-ADVISER

Fiera Capital Inc.

•	The “PORTFOLIO MANAGERS” section on page 7 is replaced with the following:

PORTFOLIO MANAGERS

Anindya Chatterjee, a Senior Vice President and Lead Portfolio Manager (Emerging Markets) of Fiera Capital Inc. and formerly a Senior Portfolio Manager of City National Rochdale, LLC, has served as a portfolio manager for the Fund and the Predecessor Fund since the inception of the Predecessor Fund in 2011.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

CNR-SK-028-0100

CITY NATIONAL ROCHDALE FUNDS

CITY NATIONAL ROCHDALE EMERGING MARKETS FUND

Class N (RIMIX)

Class Y (CNRYX)

Supplement dated December 1, 2017, to the

Prospectus dated January 31, 2017, as supplemented,

and the

Statement of Additional Information

dated January 31, 2017,

as amended and restated June 2, 2017, as supplemented

The Board of Trustees of City National Rochdale Funds (the “Trust”) has approved the reorganization of the City National Rochdale Emerging Markets Fund (the “Existing Fund”) into the Fiera Capital Emerging Markets Fund (the “New Fund”), a new series of Fiera Capital Series Trust. The reorganization was proposed by City National Rochdale, LLC (“CNR”), the investment adviser to the Existing Fund, in connection with the acquisition by Fiera Capital Inc. (“FCI”) of certain assets used by CNR in its investment advisory business solely related to the Existing Fund (the “Transaction”). The Transaction closed on December 1, 2017, and as part of the Transaction, the Existing Fund’s portfolio management team joined FCI. Effective upon the closing of the Transaction, the Board of Trustees of the Trust also approved the appointment of FCI as sub-adviser to the Existing Fund, and FCI now provides day-to-day investment advice and recommendations to the Existing Fund using the same portfolio management team that had previously been with CNR, subject to the supervision and oversight of CNR as the Fund’s investment adviser.

Proposed Reorganization

The Existing Fund and the New Fund have the same investment objective and substantially similar principal investment strategies and principal risks. FCI, which now serves as the sub-adviser to the Existing Fund, will serve as the investment adviser to the New Fund.

The reorganization of the Existing Fund is subject to approval by its shareholders. Management of the Trust intends to send shareholders of the Existing Fund a combined prospectus and proxy statement that will contain additional information about the reorganization, the New Fund and voting instructions during the first quarter of 2018.

If the proposed reorganization of the Existing Fund is approved by its shareholders, the Existing Fund will transfer all of its assets to the New Fund and the New Fund will assume all of the Existing Fund’s liabilities, and shareholders of the Existing Fund will receive shares of the New Fund having equivalent value to the shares of the Existing Fund they held on the date of the reorganization. Shareholders of Class N shares of the Existing Fund will receive Investor Class shares of the New Fund and shareholders of Class Y shares of the Existing Fund will receive Institutional Class shares of the New Fund. The Existing Fund will then be liquidated.

If approved by shareholders, the reorganization is expected to close late in the first quarter or early in the second quarter of 2018. The reorganization is expected to be tax-free for federal income tax purposes to the Existing Fund and its shareholders. Shareholders should consult their tax advisers concerning the potential tax consequences of the reorganization to them, including any applicable foreign, state or local income tax consequences.

New Sub-Adviser

Effective December 1, 2017, CNR delegates the day-to-day portfolio management of the Existing Fund to FCI. Accordingly, the Existing Fund’s Prospectus is updated as follows to reflect the appointment of FCI as the Existing Fund’s sub-adviser:

•	References to the Adviser in the “Principal Investment Strategies” and the “Principal Risks of Investing in the Fund” and “More About the Funds’ Risks” sections with respect to the Existing Fund now refer to FCI, as the Existing Fund’s sub-adviser.

•	The “INVESTMENT MANAGER” section on page 50 is replaced with the following:

INVESTMENT MANAGER

City National Rochdale, LLC

SUB-ADVISER

Fiera Capital Inc.

•	The “PORTFOLIO MANAGERS” section on page 50 is replaced with the following:

PORTFOLIO MANAGERS

Anindya Chatterjee, a Senior Vice President and Lead Portfolio Manager (Emerging Markets) of Fiera Capital Inc. and formerly a Senior Portfolio Manager of City National Rochdale, LLC, has served as a portfolio manager for the Fund and the Predecessor Fund since the inception of the Predecessor Fund in 2011.

•	The first paragraph in the “More about the Emerging Markets Fund” section on page 54 is replaced with the following:

To the extent that the Emerging Markets Fund seeks to invest in the securities of Indian companies, it currently intends to do so by investing in shares of a wholly owned, collective investment vehicle (the “Mauritius Subsidiary”) registered with and regulated by the Mauritius Financial Services Commission that is also managed by the Adviser and sub-advised by FCI. The Mauritius Subsidiary was formed to allow the Fund’s investments in Indian companies to benefit from a favorable tax treaty between Mauritius and India. In order to do so, the Mauritius Subsidiary will seek to maintain residency in Mauritius. Please see “Risks of Investment through Mauritius” under “More About the Funds’ Risks – Principal Risks of the Funds” below for additional information.

•	The first sentence in the fourth paragraph in the “Investment Manager” section on page 66 is replaced with the following:

The Adviser is responsible for the evaluation, selection and monitoring of the sub-advisers of the Muni High Income Fund, High Yield Bond Fund, Fixed Income Opportunities Fund and Emerging Markets Fund (collectively, the “Sub-advised Funds”).

•	The “EMERGING MARKETS FUND” section beginning on page 70 is replaced with the following:

EMERGING MARKETS FUND

Fiera Capital Inc. (“FCI”). FCI currently serves as the Emerging Markets Fund’s sub-adviser, providing investment advisory and portfolio management services pursuant to a sub-advisory agreement with the Adviser. FCI’s principal place of business is located at 375 Park Avenue, 8th Floor, New York, New York 10152. FCI was founded in 1972, and is wholly owned by Fiera US Holding Inc., a U.S. holding company which in turn is wholly-owned by Fiera Capital Corporation, a publicly-traded Canadian investment management firm whose stock is listed on the Toronto Stock Exchange (FSZ: CN). FCI or affiliates of FCI may serve as investment advisers, sub-advisers or general partners to other registered and private investment companies. As of September 30, 2017, FCI had approximately $23 billion in assets under management.

Anindya Chatterjee has primary responsibility for day-to-day management of the Emerging Markets Fund. Mr. Chatterjee is a Senior Vice President and Lead Portfolio Manager (Emerging Markets) of FCI and has been employed by FCI since December 1, 2017. Prior to joining FCI, Mr. Chatterjee was a Senior Portfolio Manager of the Adviser and its predecessor, Rochdale Investment Management (“Rochdale”), which he joined in 2011. Prior to joining Rochdale, Mr. Chatterjee was President at IIFL, Inc. a financial services company, beginning in 2009, where he worked with U.S. institutional investors and was responsible for the research sales of IIFL. From 2006 until 2008, Mr. Chatterjee served as a Managing Director and Head of Emerging Markets Asia Research at Jefferies & Company. Mr. Chatterjee also served as Chief Strategy Officer of American Oriental Bioengineering in 2008. Mr. Chatterjee earned his Master of Arts in Economics and Finance from Tulane University. He also holds an MA in Economics from University of Delhi and an MS in Electronic Commerce from Claremont Graduate University.

*****

The Existing Fund’s SAI is updated as follows to reflect the appointment of FCI as the Existing Fund’s sub-adviser:

•	References to the Adviser in the “INVESTMENT TECHNIQUES AND RISK CONSIDERATIONS” sections with respect to the Existing Fund now refer to FCI, as the Existing Fund’s sub-adviser.

•	The fifth paragraph on page 2 is replaced with the following:

As the investment adviser to the Muni High Income Fund, the High Yield Bond Fund, the Fixed Income Opportunities Fund and the Emerging Markets Fund, City National Rochdale allocates portions of those Funds’ assets among one or more of Guggenheim Partners Investment Management, LLC (“Guggenheim”), Seix Investment Advisors LLC (“Seix”), Federated Investment Management Company (“Federated”), GML Capital LLP (“GML Capital”), Alcentra Limited (“Alcentra”), Ashmore Investment Management Limited (“Ashmore”) and AllFinancial Partners II, LLC (“AllFinancial”) and Fiera Capital Inc. (“FCI”) (each a “Sub-Adviser” and collectively the “Sub-Advisers”), respectively. Each of the Sub-Advisers serves as a sub-adviser to a Fund, as described more fully below.

•	The first paragraph in the section “Investments in India through Mauritius” on page 27 is replaced with the following:

Investments in India through Mauritius. The Emerging Markets Fund currently intends to gain exposure to Indian securities through investments in Rochdale Emerging Markets (Mauritius), a wholly-owned subsidiary of the Fund organized as a private limited company under the laws of the Republic of Mauritius (the “Mauritius Subsidiary”). FCI, as sub-adviser, manages the assets of the Mauritius Subsidiary subject to the oversight of the Adviser, but neither FCI nor the Adviser receives any additional compensation for doing so. To the extent that the Fund invests through the Mauritius Subsidiary, an investment in the Fund will be an indirect investment in the Mauritius Subsidiary. The Fund is the sole shareholder of the Mauritius Subsidiary and has no current intention to sell or transfer shares of the Mauritius Subsidiary. Descriptions in this SAI of investment restrictions, securities and transactions, and their associated risks, generally refer to both investments made directly and indirectly through the Mauritius Subsidiary.

•	The following is added after the heading “SUB-ADVISERS” on page 68:

FCI entered into a sub-advisory agreement effective December 1, 2017 (the “FCI Sub-Advisory Agreement”) with the Adviser pursuant to which FCI serves as the sub-adviser to the Emerging Markets Fund. The FCI Sub-Advisory Agreement provides that FCI shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from the reckless disregard of its obligations or duties thereunder.

After its initial two-year term, the continuance of the FCI Sub-Advisory Agreement with respect to the Emerging Markets Fund must be specifically approved at least annually (1) by the vote of a majority of the outstanding shares of the Emerging Markets Fund or by the Trustees, and (2) by the vote of a majority of the Trustees who are not parties to the FCI Sub-Advisory Agreement or “interested persons” of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The FCI Sub-Advisory Agreement will terminate automatically in the event of its assignment or in the event that the Trust terminates, and is terminable at any time without penalty by the Trustees of the Trust or by a majority of the outstanding shares of the Emerging Markets Fund, on not less than 60 days’ written notice to FCI, or, in the event of FCI’s material breach of the agreement, by the Adviser or, in the event of the Adviser’s material breach of the agreement, by FCI, in all cases on 60 days’ written notice to the other party.

The Adviser pays FCI a fee for its services. The fee is determined as a percentage of average daily net assets and is accrued daily and paid monthly.

•	References to the Emerging Markets Fund are removed from the “Government Bond Fund, Corporate Bond Fund, California Bond Fund, Intermediate Fixed Income Fund, Dividend & Income Fund, U.S. Core Equity Fund and Emerging Markets Fund” sub-section of the “PORTFOLIO MANAGERS” section beginning on page 69.

•	The following is added to the “PORTFOLIO MANAGERS” section beginning on page 69:

Emerging Markets Fund

FCI manages the investment portfolio of the Emerging Markets Fund. Anindya Chatterjee, Senior Vice President and Lead Portfolio Manager (Emerging Markets) of FCI, is primarily responsible for day-to-day management of the Emerging Markets Fund.

As of December 1, 2017, Mr. Chatterjee manages the following accounts (including the Emerging Markets Fund):

Type of Accounts	Total # of Accounts Managed	Total Assets (millions)	# of Accounts Managed with Performance-Based Advisory Fee	Total Assets with Performance-Based Advisory Fee (millions)
Registered Investment Companies:	1	$1,631	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	0	$0	0	$0

The compensation structure for investment professionals at FCI is comprised of a competitive base salary, a performance-based incentive plan and a long-term incentive share ownership plan. Base salaries are generally in line with the market median and complemented by a target bonus above the industry average. FCI primarily measures performance-based compensation in terms of investment performance. Portfolio managers are compensated on the performance of the total funds that they manage, rather than the performance of specific investment ideas or sectors.

Bonuses are measured and based on the achievement of a team’s ability to meet and exceed its performance objective (based either on the value added target or a universe of peers). The long-term incentive plan is designed to reward consistent, long-term, risk-adjusted performance, provide meaningful, long-term financial opportunity, and ensure long-term commitment of portfolio managers.

Mr. Chatterjee owns shares of the Emerging Markets Fund worth $50,001 to $100,000.

•	The following is added to the “Potential Conflicts of Interest in Portfolio Management” section beginning on page 78:

FCI

Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one fund. FCI’s (or its affiliates’) portfolio managers may manage other accounts with investment strategies similar to the Emerging Markets Fund, including other investment companies, pooled investment vehicles and separately managed accounts. Fees earned by FCI may vary among these accounts and the FCI’s (or its affiliates’) portfolio managers may personally invest in these accounts. These factors could create conflicts of interest because FCI’s (or its affiliates’) portfolio managers may have incentives to favor certain accounts over others, resulting in other accounts outperforming the Emerging Markets Fund. A conflict may also exist if FCI’s (or its affiliates’) portfolio managers identify a limited investment opportunity that may be appropriate for more than one account, but the Emerging Markets Fund is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, FCI’s (or its affiliates’) portfolio managers may execute transactions for another account that may adversely impact the value of securities held by the Emerging Markets Fund. However, FCI believes that these risks are mitigated by the fact that accounts with like investment strategies managed by FCI’s (or its affiliates’) portfolio managers are generally managed in a similar fashion and FCI has a policy that seeks to allocate opportunities on a fair and equitable basis.

FCI also manages other investment vehicles (the “Related Accounts”). The Related Accounts may invest in the same securities as the Emerging Markets Fund. As a result, the Related Accounts may compete with the Fund for appropriate investment opportunities. As a general matter, FCI will consider participation by the Fund in all appropriate investment opportunities that are under consideration by FCI for the Related Accounts. FCI will evaluate for the Fund and the Related Accounts a variety of factors that may be relevant in determining whether a particular investment opportunity or strategy is appropriate and feasible for the Fund or the Related Accounts at a particular time. Because these considerations may differ for the Fund and the Related Accounts in the context of any particular investment opportunity and at any particular time, the investment activities and future investment performance of the Fund and each of the Related Accounts will differ. FCI will, however, attempt to allocate these investment opportunities in an equitable manner. In doing so, FCI will take into account applicable laws and regulations, particularly those impacting registered investment companies, like the Fund, and its affiliates, including the Related Accounts.

•	The following is added to Appendix A:

FIERA CAPITAL, INC.

SUMMARY OF PROXY VOTING POLICY

FCI votes proxy proposals, amendments, consents or resolutions (collectively, “proxies”), on behalf of the Emerging Markets Fund, in a manner that seeks to serve the best interests of the Fund. FCI has guidelines addressing how it votes proxies with regard to specific matters. FCI may contract with a third party to obtain proxy voting and related services, including research of current issues.

FCI has implemented written Proxy Voting Policies and Procedures (“Proxy Voting Policy”) that are designed to reasonably ensure that it votes proxies prudently and in the best interest of its advisory clients for whom it has voting authority, including the Fund. The Proxy Voting Policy also describes how FCI addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting.

FCI (or a designated proxy committee of FCI) is responsible for developing, authorizing, implementing and updating the Proxy Voting Policy, overseeing the proxy voting process and engaging and overseeing any independent third-party vendors as voting delegate to review, monitor and/or vote proxies.

In general, FCI seeks to resolve any potential conflicts of interest associated with any proxy by applying the foregoing general policy of seeking to serve the best interests of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

CNR-SK-029-0100